Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.	Intangible assets, net

Intangible assets consist of the following:

	As of
	December 31, 2018	December 31, 2019
Cost:
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	96,129,761	96,129,761
Computer software	—	4,971,310
Total cost	96,129,761	101,101,071
Less: Accumulated amortization	(1,602,163)	(12,157,392)
Intangible assets, net	94,527,598	88,943,679

The right to operate an online audio/video content platform was acquired on November 1, 2018 through an acquisition of 100% equity interests of a company for a total cash considerations of RMB 72.1 million and is owned by a consolidated VIE of the Group upon the completion of the transaction. The acquisition was accounted for as an asset acquisition rather than a business combination as what the company acquired did not meet the criteria of a business and substantially all of the fair value of the gross assets acquired was concentrated in a single asset, which met the screen test criteria to be an asset acquisition for the adopted ASU 2017-01. A deferred tax liability of RMB 24.0 million arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and will be realized over 10 years which is in line with the acquired right’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset.

The acquired right to operate an online audio/video content platform with amount of RMB 96.1 million is amortized over 10 years on a straight-line basis.

Amortization expense recognized for the year ended December 31, 2019 is summarized as follows:

Year ended December 31, 2019
Cost of revenues	9,612,976
General and administrative expenses	942,253
Total	10,555,229

The Company will record estimated amortization expenses of RMB11.2 million, RMB11.1 million, RMB10.4 million, RMB9.6 million and RMB9.6 million for the years ending December 31, 2020, 2021, 2022, 2023 and 2024, respectively.